Insurance (Fund Groupings) (Details) - Variable Annuity and Variable Life - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Separate Account Investment [Line Items]
Fund Groupings:	$ 3,922	$ 5,149
Balanced
Fair Value, Separate Account Investment [Line Items]
Fund Groupings:	2,330	3,095
Equity
Fair Value, Separate Account Investment [Line Items]
Fund Groupings:	1,118	1,471
Bond
Fair Value, Separate Account Investment [Line Items]
Fund Groupings:	$ 474	$ 583